LVIP JPMorgan High Yield Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Principal Amount	Value (U.S. $)
CONVERTIBLE BONDS–0.08%
Liberty Interactive
3.75% exercise price $3.75, maturity date 2/15/30	137,710	$ 98,463
4.00% exercise price $4.00, maturity date 11/15/29	191,415	139,254
Whiting Petroleum 1.25% exercise price $1.25, maturity date 4/1/20	461,000	451,900
Total Convertible Bonds (Cost $675,686)		689,617
CORPORATE BONDS–88.75%
Advertising–0.29%
Lamar Media 5.75% 2/1/26	680,000	721,480
Outfront Media Capital
5.00% 8/15/27	540,000	568,134
5.63% 2/15/24	500,000	516,250
5.88% 3/15/25	500,000	517,500
		2,323,364
Aerospace & Defense–1.36%
Arconic
5.13% 10/1/24	1,765,000	1,880,987
5.87% 2/23/22	1,276,000	1,359,444
5.90% 2/1/27	376,000	421,571
Bombardier
6.00% 10/15/22	1,005,000	1,008,769
6.13% 1/15/23	1,956,000	1,997,076
7.50% 12/1/24	1,457,000	1,460,642
TransDigm 6.25% 3/15/26	2,499,000	2,689,549
		10,818,038
Agriculture–0.10%
Darling Ingredients 5.25% 4/15/27	748,000	788,205
		788,205
Airlines–0.33%
American Airlines Group 5.00% 6/1/22	615,000	639,354
United Continental Holdings
4.88% 1/15/25	772,000	814,151
5.00% 2/1/24	1,116,000	1,180,170
		2,633,675
Apparel–0.12%
Hanesbrands 4.88% 5/15/26	400,000	424,600
Levi Strauss & Co. 5.00% 5/1/25	25,000	26,089
William Carter 5.63% 3/15/27	505,000	542,244
		992,933
Auto Manufacturers–0.16%
=General Motors Escrow 7.40% 9/1/49	325,000	0
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Jaguar Land Rover Automotive 4.50% 10/1/27	600,000	$ 475,500
JB Poindexter & Co. 7.13% 4/15/26	765,000	795,600
=Motors Liquidation 8.80% 3/1/49	425,000	0
		1,271,100
Auto Parts & Equipment–1.53%
Allison Transmission 4.75% 10/1/27	1,579,000	1,628,344
American Axle & Manufacturing
6.25% 4/1/25	4,138,000	4,034,550
6.25% 3/15/26	814,000	781,440
6.50% 4/1/27	990,000	946,688
6.63% 10/15/22	62,000	62,930
Delphi Technologies 5.00% 10/1/25	430,000	382,700
Goodyear Tire & Rubber
4.88% 3/15/27	1,826,000	1,807,466
5.00% 5/31/26	1,263,000	1,283,271
5.13% 11/15/23	885,000	899,381
Tenneco 5.00% 7/15/26	470,000	386,575
		12,213,345
Banks–2.35%
μBank of America
6.10% 3/17/25	1,396,000	1,526,128
6.25% 9/5/24	845,000	919,542
Barclays
4.38% 9/11/24	241,000	249,346
4.84% 5/9/28	472,000	493,553
μ5.09% 6/20/30	557,000	581,448
5.20% 5/12/26	1,097,000	1,168,359
μ7.75% 9/15/23	527,000	548,810
μ8.00% 6/15/24	996,000	1,059,958
Barclays Bank 7.63% 11/21/22	1,290,000	1,423,147
CIT Group
4.75% 2/16/24	1,081,000	1,146,714
5.25% 3/7/25	1,366,000	1,492,355
6.13% 3/9/28	738,000	865,305
μCitigroup
5.95% 5/15/25	370,000	392,061
6.25% 8/15/26	1,070,000	1,192,627
μCredit Agricole 8.13% 12/23/25	894,000	1,054,361
Royal Bank of Scotland Group
5.13% 5/28/24	1,110,000	1,184,142
6.13% 12/15/22	1,070,000	1,158,516
μ7.50% 8/10/20	398,000	407,453
μ8.63% 8/15/21	335,000	359,572
LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μSociete Generale 7.38% 9/13/21	1,465,000	$ 1,544,989
		18,768,386
Biotechnology–0.11%
Advanz Pharma 8.00% 9/6/24	863,000	841,425
		841,425
Building Materials–1.20%
Cemex SAB
5.70% 1/11/25	1,652,000	1,703,559
7.75% 4/16/26	3,474,000	3,773,667
Standard Industries
4.75% 1/15/28	840,000	871,424
5.00% 2/15/27	445,000	461,821
6.00% 10/15/25	1,490,000	1,569,655
Summit Materials
5.13% 6/1/25	400,000	411,000
6.13% 7/15/23	725,000	741,313
		9,532,439
Chemicals–1.67%
Chemours 7.00% 5/15/25	1,961,000	1,853,145
CVR Partners 9.25% 6/15/23	5,556,000	5,812,965
NOVA Chemicals
4.88% 6/1/24	1,416,000	1,461,454
5.00% 5/1/25	303,000	309,817
5.25% 6/1/27	151,000	157,735
Starfruit Finco 8.00% 10/1/26	520,000	523,250
Trinseo Materials Operating SCA 5.38% 9/1/25	2,087,000	2,032,216
Tronox 6.50% 4/15/26	570,000	545,775
Tronox Finance 5.75% 10/1/25	669,000	636,052
		13,332,409
Coal–0.09%
Peabody Energy
6.00% 3/31/22	519,000	524,190
6.38% 3/31/25	225,000	222,892
		747,082
Commercial Services–4.59%
ACE Cash Express 12.00% 12/15/22	1,298,000	1,298,000
Ahern Rentals 7.38% 5/15/23	1,770,000	1,515,545
AMN Healthcare 5.13% 10/1/24	356,000	370,240
Avis Budget Car Rental
5.25% 3/15/25	1,704,000	1,757,250
5.75% 7/15/27	797,000	824,257
Brink's 4.63% 10/15/27	2,313,000	2,331,822
Garda World Security 8.75% 5/15/25	4,670,000	4,819,907
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Harsco 5.75% 7/31/27	354,000	$ 369,505
Herc Holdings 5.50% 7/15/27	994,000	1,036,245
Hertz
5.50% 10/15/24	656,000	657,640
7.13% 8/1/26	805,000	841,728
7.63% 6/1/22	908,000	946,590
Nielsen Co. Luxembourg 5.00% 2/1/25	414,000	410,895
Nielsen Finance 5.00% 4/15/22	636,000	640,961
Prime Security Services Borrower
5.25% 4/15/24	947,000	974,510
5.75% 4/15/26	2,095,000	2,186,761
9.25% 5/15/23	1,281,000	1,349,117
Quad/Graphics 7.00% 5/1/22	490,000	502,250
Refinitiv US Holdings
6.25% 5/15/26	761,000	818,067
8.25% 11/15/26	758,000	838,537
Service Corp International
4.63% 12/15/27	75,000	78,563
5.13% 6/1/29	235,000	252,331
5.38% 5/15/24	815,000	843,150
8.00% 11/15/21	370,000	410,238
Sotheby's 4.88% 12/15/25	1,160,000	1,177,516
Team Health Holdings 6.38% 2/1/25	3,060,000	2,129,760
United Rentals North America
4.63% 10/15/25	1,030,000	1,054,965
4.88% 1/15/28	160,000	167,000
5.25% 1/15/30	2,310,000	2,429,843
5.50% 7/15/25	1,040,000	1,086,020
5.50% 5/15/27	390,000	414,863
5.88% 9/15/26	443,000	474,032
6.50% 12/15/26	1,425,000	1,557,881
		36,565,989
Computers–1.73%
Banff Merger Sub 9.75% 9/1/26	1,776,000	1,704,072
Booz Allen Hamilton 5.13% 5/1/25	741,000	765,083
Dell International / EMC
5.88% 6/15/21	565,000	574,746
7.13% 6/15/24	2,225,000	2,347,931
Diebold Nixdorf 8.50% 4/15/24	1,286,000	1,216,878
EMC 3.38% 6/1/23	954,000	956,480
Exela Intermediate 10.00% 7/15/23	2,800,000	1,582,000
Harland Clarke Holdings 8.38% 8/15/22	286,000	235,950
MTS Systems 5.75% 8/15/27	773,000	805,853
NCR
5.75% 9/1/27	780,000	810,225

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
NCR (continued)
6.13% 9/1/29	785,000	$ 830,373
Western Digital 4.75% 2/15/26	1,922,000	1,982,062
		13,811,653
Cosmetics & Personal Care–0.08%
Revlon Consumer Products 6.25% 8/1/24	1,194,000	638,790
		638,790
Distribution/Wholesale–0.27%
H&E Equipment Services 5.63% 9/1/25	735,000	759,365
Performance Food Group 5.50% 10/15/27	624,000	659,880
Univar USA 6.75% 7/15/23	758,000	774,108
		2,193,353
Diversified Financial Services–4.45%
Allied Universal Holdco
6.63% 7/15/26	374,000	395,973
9.75% 7/15/27	373,000	389,643
Ally Financial
4.63% 3/30/25	1,051,000	1,135,080
5.13% 9/30/24	1,374,000	1,504,530
5.75% 11/20/25	1,365,000	1,533,946
8.00% 11/1/31	1,170,000	1,623,375
Avolon Holdings Funding
4.38% 5/1/26	230,000	238,177
5.13% 10/1/23	1,262,000	1,342,137
5.25% 5/15/24	774,000	830,734
5.50% 1/15/23	142,000	151,870
CNG Holdings 12.50% 6/15/24	2,480,000	2,424,200
Credit Acceptance 6.63% 3/15/26	775,000	831,188
Curo Group Holdings 8.25% 9/1/25	2,307,000	2,024,392
@Global Aircraft Leasing 6.50% 9/15/24	1,005,000	1,020,075
Ladder Capital Finance Holdings
5.25% 3/15/22	485,000	506,025
5.25% 10/1/25	548,000	561,700
LPL Holdings 5.75% 9/15/25	1,518,000	1,582,515
Nationstar Mortgage
6.50% 7/1/21	527,000	529,635
6.50% 6/1/22	173,000	173,324
Nationstar Mortgage Holdings
8.13% 7/15/23	809,000	845,405
9.13% 7/15/26	1,465,000	1,562,056
Park Aerospace Holdings
4.50% 3/15/23	1,275,000	1,322,558
5.25% 8/15/22	561,000	592,640
5.50% 2/15/24	1,612,000	1,743,620
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Quicken Loans
5.25% 1/15/28	1,843,000	$ 1,908,887
5.75% 5/1/25	1,455,000	1,507,744
Springleaf Finance
5.63% 3/15/23	2,260,000	2,412,550
6.13% 5/15/22	740,000	793,650
6.13% 3/15/24	785,000	846,819
6.63% 1/15/28	410,000	441,898
6.88% 3/15/25	705,000	778,584
7.13% 3/15/26	1,232,000	1,368,998
7.75% 10/1/21	475,000	518,344
		35,442,272
Electric–1.64%
Calpine
5.25% 6/1/26	1,210,000	1,256,888
5.50% 2/1/24	675,000	684,281
5.75% 1/15/25	1,025,000	1,046,781
5.88% 1/15/24	900,000	922,500
Clearway Energy Operating
5.00% 9/15/26	682,000	700,755
5.75% 10/15/25	485,000	512,281
NextEra Energy Operating Partners
4.25% 7/15/24	850,000	877,625
4.25% 9/15/24	983,000	1,017,405
NRG Energy
5.25% 6/15/29	425,000	458,596
5.75% 1/15/28	596,000	642,935
6.63% 1/15/27	1,847,000	2,007,874
Terraform Global Operating 6.13% 3/1/26	701,000	722,030
Texas Competitive Electric Holdings 11.50% 10/1/20	3,115,000	7,788
=Texas Competitive Electric Holdings Escrow 1.00% 10/1/20	6,255,000	3,128
=Texas Competitive Electric Holdings Escrow (Nonext) 1.00% 10/1/20	1,920,000	192
Vistra Energy 5.88% 6/1/23	2,126,000	2,179,681
		13,040,740
Electrical Components & Equipment–0.10%
WESCO Distribution 5.38% 6/15/24	733,000	760,488
		760,488
Electronics–0.60%
ADT Security
4.13% 6/15/23	2,097,000	2,133,697
4.88% 7/15/32	1,365,000	1,201,200
Sensata Technologies
4.88% 10/15/23	435,000	460,013
5.00% 10/1/25	391,000	419,836

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Sensata Technologies (continued)
5.63% 11/1/24	531,000	$ 580,118
		4,794,864
Energy-Alternate Sources–0.28%
TerraForm Power Operating
4.25% 1/31/23	843,000	864,075
5.00% 1/31/28	941,000	983,345
φ6.63% 6/15/25	365,000	386,539
		2,233,959
Engineering & Construction–0.44%
AECOM 5.13% 3/15/27	1,490,000	1,569,715
MasTec 4.88% 3/15/23	1,873,000	1,908,119
		3,477,834
Entertainment–3.39%
AMC Entertainment Holdings 5.75% 6/15/25	1,630,000	1,559,747
Boyne USA 7.25% 5/1/25	1,482,000	1,622,197
CCM Merger 6.00% 3/15/22	684,000	702,810
Cedar Fair 5.25% 7/15/29	205,000	220,119
Cedar Fair 5.38% 4/15/27	67,000	72,045
Cinemark USA 4.88% 6/1/23	853,000	867,927
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50% 2/15/23	2,778,000	2,972,460
Eldorado Resorts 7.00% 8/1/23	225,000	235,688
Enterprise Development Authority 12.00% 7/15/24	2,855,000	3,140,500
Gateway Casinos & Entertainment 8.25% 3/1/24	2,160,000	2,251,800
International Game Technology 6.50% 2/15/25	2,039,000	2,273,628
Live Nation Entertainment 5.63% 3/15/26	962,000	1,025,732
Scientific Games International
5.00% 10/15/25	2,992,000	3,094,626
8.25% 3/15/26	371,000	394,503
10.00% 12/1/22	1,145,000	1,195,094
Six Flags Entertainment
4.88% 7/31/24	230,000	238,625
5.50% 4/15/27	361,000	385,812
Stars Group Holdings 7.00% 7/15/26	743,000	793,152
Twin River Worldwide Holdings 6.75% 6/1/27	1,467,000	1,544,017
WMG Acquisition
5.00% 8/1/23	255,000	261,694
5.50% 4/15/26	1,306,000	1,374,565
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Wynn Resorts Finance 5.13% 10/1/29	724,000	$ 760,037
		26,986,778
Environmental Control–0.13%
Covanta Holding
5.88% 3/1/24	580,000	598,850
5.88% 7/1/25	391,000	409,084
		1,007,934
Food–4.20%
Albertsons/Safeway/New Albertsons
5.75% 3/15/25	1,880,000	1,942,698
5.88% 2/15/28	1,455,000	1,543,668
6.63% 6/15/24	4,658,000	4,902,545
7.50% 3/15/26	1,361,000	1,520,918
B&G Foods 5.25% 4/1/25	2,724,000	2,792,100
Dean Foods 6.50% 3/15/23	793,000	428,220
Dole Food 7.25% 6/15/25	1,122,000	1,063,095
JBS USA Finance
5.75% 6/15/25	2,751,000	2,876,363
5.88% 7/15/24	2,236,000	2,307,384
6.50% 4/15/29	2,466,000	2,743,376
6.75% 2/15/28	797,000	885,666
New Albertsons
6.63% 6/1/28	569,000	520,635
7.45% 8/1/29	1,504,000	1,534,080
7.75% 6/15/26	672,000	688,800
8.00% 5/1/31	834,000	846,510
8.70% 5/1/30	211,000	221,814
Pilgrim's Pride
5.75% 3/15/25	2,237,000	2,320,887
5.88% 9/30/27	971,000	1,046,495
Post Holdings
5.00% 8/15/26	1,566,000	1,629,971
5.50% 3/1/25	717,000	753,746
5.50% 12/15/29	882,000	922,793
		33,491,764
Forest Products & Paper–0.26%
Clearwater Paper
4.50% 2/1/23	630,000	639,387
5.38% 2/1/25	1,468,000	1,412,950
		2,052,337
Gas–0.23%
AmeriGas Partners
5.50% 5/20/25	680,000	733,550
5.63% 5/20/24	291,000	313,007
5.75% 5/20/27	520,000	562,900
5.88% 8/20/26	220,000	242,341
		1,851,798

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Hand Machine Tools–0.20%
Colfax
6.00% 2/15/24	1,270,000	$ 1,348,867
6.38% 2/15/26	236,000	254,216
		1,603,083
Health Care Products–0.40%
Hill-Rom Holdings
5.00% 2/15/25	758,000	792,110
5.75% 9/1/23	385,000	396,242
Hologic 4.38% 10/15/25	802,000	826,060
Teleflex
4.88% 6/1/26	148,000	155,030
5.25% 6/15/24	965,000	995,156
		3,164,598
Health Care Services–5.86%
Acadia Healthcare
5.13% 7/1/22	410,000	414,613
5.63% 2/15/23	705,000	721,744
6.50% 3/1/24	1,098,000	1,147,410
Catalent Pharma Solutions
4.88% 1/15/26	1,073,000	1,109,214
5.00% 7/15/27	142,000	147,680
Centene
4.75% 5/15/22	486,000	497,640
4.75% 1/15/25	1,191,000	1,225,539
5.38% 6/1/26	416,000	436,280
5.63% 2/15/21	343,000	348,046
6.13% 2/15/24	700,000	729,015
CHS / Community Health Systems
5.13% 8/1/21	1,472,000	1,473,840
6.25% 3/31/23	1,393,000	1,388,960
8.00% 3/15/26	398,000	398,000
8.63% 1/15/24	1,456,000	1,506,960
Community Health Systems 8.13% 6/30/24	1,904,000	1,523,200
DaVita
5.00% 5/1/25	1,125,000	1,124,798
5.13% 7/15/24	2,171,000	2,211,706
Encompass Health 5.75% 11/1/24	706,000	716,025
Envision Healthcare 8.75% 10/15/26	716,000	440,340
HCA
5.38% 2/1/25	3,421,000	3,745,995
5.63% 9/1/28	160,000	178,688
5.88% 5/1/23	2,789,000	3,074,872
5.88% 2/15/26	4,125,000	4,621,237
7.50% 2/15/22	1,065,000	1,183,002
HCA Healthcare 6.25% 2/15/21	470,000	493,312
MPH Acquisition Holdings 7.13% 6/1/24	2,780,000	2,574,975
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
@Polaris Intermediate PIK 8.50% 12/1/22	1,359,000	$ 1,161,945
Tenet Healthcare
4.63% 7/15/24	1,370,000	1,413,128
4.63% 9/1/24	326,000	335,757
4.88% 1/1/26	3,632,000	3,731,880
5.13% 5/1/25	2,351,000	2,389,321
5.13% 11/1/27	1,225,000	1,267,385
6.25% 2/1/27	1,265,000	1,319,142
WellCare Health Plans 5.25% 4/1/25	1,545,000	1,614,525
		46,666,174
Home Builders–0.42%
Lennar
4.50% 4/30/24	630,000	665,280
4.75% 11/29/27	485,000	522,587
5.25% 6/1/26	411,000	445,935
5.88% 11/15/24	1,555,000	1,727,994
		3,361,796
Home Furnishings–0.39%
Tempur Sealy International
5.50% 6/15/26	722,000	755,392
5.63% 10/15/23	2,260,000	2,330,625
		3,086,017
Household Products Wares–0.75%
ACCO Brands 5.25% 12/15/24	1,766,000	1,832,225
Kronos Acquisition Holdings 9.00% 8/15/23	761,000	673,485
Spectrum Brands
5.00% 10/1/29	194,000	197,880
5.75% 7/15/25	1,718,000	1,801,306
6.13% 12/15/24	1,384,000	1,443,166
		5,948,062
Insurance–0.58%
CNO Financial Group 5.25% 5/30/25	1,049,000	1,130,743
Fidelity & Guaranty Life Holdings 5.50% 5/1/25	738,000	795,195
Liberty Mutual Group 7.80% 3/7/87	837,000	1,110,360
Radian Group
4.50% 10/1/24	1,109,000	1,147,815
4.88% 3/15/27	468,000	475,020
		4,659,133
Internet–0.73%
Getty Images 9.75% 3/1/27	197,000	199,413
Netflix
4.38% 11/15/26	425,000	431,609
4.88% 4/15/28	1,805,000	1,841,010

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Netflix (continued)
5.88% 11/15/28	648,000	$ 705,542
Symantec 5.00% 4/15/25	1,008,000	1,019,827
Zayo Group
6.00% 4/1/23	701,000	722,906
6.38% 5/15/25	900,000	930,195
		5,850,502
Investment Company Security–0.62%
Icahn Enterprises
4.75% 9/15/24	1,883,000	1,883,471
5.88% 2/1/22	1,399,000	1,417,362
6.25% 2/1/22	682,000	701,437
6.38% 12/15/25	605,000	637,677
6.75% 2/1/24	312,000	325,650
		4,965,597
Iron & Steel–0.82%
AK Steel
6.38% 10/15/25	780,000	668,850
7.00% 3/15/27	1,081,000	929,660
Allegheny Technologies 5.95% 1/15/21	154,000	158,139
Big River Steel 7.25% 9/1/25	340,000	359,550
Cleveland-Cliffs
4.88% 1/15/24	540,000	552,150
5.75% 3/1/25	161,000	158,585
Commercial Metals
4.88% 5/15/23	537,000	559,822
5.38% 7/15/27	380,000	385,700
Steel Dynamics
4.13% 9/15/25	785,000	796,775
5.00% 12/15/26	220,000	231,000
5.13% 10/1/21	85,000	85,409
5.25% 4/15/23	135,000	137,531
5.50% 10/1/24	300,000	308,640
United States Steel
6.25% 3/15/26	1,146,000	966,937
6.88% 8/15/25	299,000	271,343
		6,570,091
Leisure Time–0.32%
Constellation Merger Sub 8.50% 9/15/25	1,147,000	966,347
Sabre GLBL 5.38% 4/15/23	760,000	779,000
VOC Escrow 5.00% 2/15/28	763,000	791,689
		2,537,036
Lodging–2.27%
Boyd Gaming
6.00% 8/15/26	796,000	842,691
6.38% 4/1/26	805,000	856,319
6.88% 5/15/23	496,000	516,460
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Hilton Domestic Operating
4.88% 1/15/30	622,000	$ 658,294
5.13% 5/1/26	375,000	394,688
Hilton Grand Vacations Borrower 6.13% 12/1/24	845,000	902,037
Hilton Worldwide Finance
4.63% 4/1/25	450,000	464,625
4.88% 4/1/27	858,000	906,906
Jack Ohio Finance
6.75% 11/15/21	1,105,000	1,131,244
10.25% 11/15/22	360,000	382,050
Marriott Ownership Resorts
4.75% 1/15/28	183,000	185,288
6.50% 9/15/26	1,627,000	1,761,227
Melco Resorts Finance 5.63% 7/17/27	1,600,000	1,664,351
MGM Resorts International
4.63% 9/1/26	765,000	801,437
5.50% 4/15/27	2,000,000	2,196,700
Station Casinos 5.00% 10/1/25	1,187,000	1,207,535
Wyndham Worldwide
5.40% 4/1/24	717,000	760,020
5.75% 4/1/27	580,000	628,575
6.35% 10/1/25	575,000	638,250
Wynn Las Vegas 5.50% 3/1/25	1,093,000	1,153,443
		18,052,140
Machinery Construction & Mining–0.18%
Vertiv Group 9.25% 10/15/24	1,459,000	1,413,406
		1,413,406
Machinery Diversified–0.25%
ATS Automation Tooling Systems 6.50% 6/15/23	792,000	819,720
Tennant 5.63% 5/1/25	1,135,000	1,186,075
		2,005,795
Media–11.71%
Altice Financing
6.63% 2/15/23	886,000	911,473
7.50% 5/15/26	1,950,000	2,076,730
Altice Luxembourg
7.63% 2/15/25	905,000	946,856
7.75% 5/15/22	291,000	297,911
10.50% 5/15/27	984,000	1,111,428
AMC Networks
4.75% 12/15/22	15,000	15,248
4.75% 8/1/25	578,000	598,230
5.00% 4/1/24	1,485,000	1,533,307
Cablevision Systems
5.88% 9/15/22	735,000	793,800
8.00% 4/15/20	1,838,000	1,895,437
CBS Radio 7.25% 11/1/24	1,105,000	1,149,200

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CCO Holdings
4.75% 3/1/30	1,936,000	$ 1,970,287
5.00% 2/1/28	1,424,000	1,475,620
5.13% 2/15/23	1,232,000	1,255,100
5.13% 5/1/27	3,765,000	3,939,131
5.38% 5/1/25	670,000	696,800
5.38% 6/1/29	728,000	777,140
5.50% 5/1/26	1,470,000	1,543,353
5.75% 9/1/23	750,000	766,875
5.75% 1/15/24	615,000	630,375
5.75% 2/15/26	3,269,000	3,463,505
5.88% 4/1/24	5,675,000	5,935,823
Clear Channel Worldwide Holdings
5.13% 8/15/27	1,137,000	1,187,426
9.25% 2/15/24	5,010,000	5,516,812
CSC Holdings
5.25% 6/1/24	1,070,000	1,152,925
5.38% 7/15/23	2,135,000	2,196,381
5.38% 2/1/28	800,000	845,000
5.50% 5/15/26	2,059,000	2,172,039
5.50% 4/15/27	1,168,000	1,237,952
6.50% 2/1/29	1,965,000	2,187,733
6.63% 10/15/25	1,795,000	1,925,676
6.75% 11/15/21	433,000	467,640
7.50% 4/1/28	895,000	1,012,379
7.75% 7/15/25	215,000	231,706
Cumulus Media New Holdings 6.75% 7/1/26	689,000	723,450
Diamond Sports Group
5.38% 8/15/26	1,315,000	1,367,600
6.63% 8/15/27	418,000	434,720
DISH DBS
5.00% 3/15/23	708,000	717,947
5.88% 7/15/22	530,000	553,188
5.88% 11/15/24	738,000	734,310
6.75% 6/1/21	3,782,000	3,989,254
7.75% 7/1/26	2,959,000	3,018,180
Entercom Media 6.50% 5/1/27	594,000	622,215
Gray Television
5.13% 10/15/24	675,000	701,156
5.88% 7/15/26	718,000	748,515
7.00% 5/15/27	740,000	815,813
iHeartCommunications
5.25% 8/15/27	578,000	602,565
6.38% 5/1/26	797,062	864,812
8.38% 5/1/27	2,920,299	3,169,400
=9.00% 12/15/19	1,384,000	0
Liberty Interactive 8.25% 2/1/30	1,130,000	1,189,325
Midcontinent Communications 5.38% 8/15/27	531,000	560,205
Nexstar Broadcasting
5.63% 8/1/24	840,000	876,414
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Nexstar Broadcasting (continued)
6.13% 2/15/22	155,000	$ 157,325
Nexstar Escrow 5.63% 7/15/27	746,000	783,300
Quebecor Media 5.75% 1/15/23	360,000	393,300
Sinclair Television Group
5.63% 8/1/24	910,000	938,438
5.88% 3/15/26	84,000	88,200
Sirius XM Radio
4.63% 5/15/23	1,100,000	1,126,125
4.63% 7/15/24	150,000	155,900
5.00% 8/1/27	1,041,000	1,078,736
5.38% 4/15/25	1,640,000	1,705,600
5.38% 7/15/26	670,000	705,919
5.50% 7/1/29	860,000	920,200
TEGNA
5.50% 9/15/24	340,000	351,900
6.38% 10/15/23	1,025,000	1,058,313
UPC Holding 5.50% 1/15/28	160,000	166,400
UPCB Finance IV 5.38% 1/15/25	1,095,000	1,130,587
μViacom
5.88% 2/28/57	2,362,000	2,456,480
6.25% 2/28/57	1,145,000	1,236,457
Videotron
5.13% 4/15/27	313,000	331,780
5.38% 6/15/24	798,000	875,326
Virgin Media Secured Finance
5.25% 1/15/26	610,000	627,457
5.50% 8/15/26	1,130,000	1,188,251
5.50% 5/15/29	226,000	236,453
		93,318,814
Metal Fabricate & Hardware–0.04%
Advanced Drainage Systems 5.00% 9/30/27	290,000	294,710
		294,710
Mining–1.48%
Alcoa Nederland Holding B.V. 6.75% 9/30/24	797,000	839,839
Coeur Mining 5.88% 6/1/24	399,000	400,995
Constellium
5.75% 5/15/24	250,000	257,500
6.63% 3/1/25	909,000	949,905
FMG Resources August 2006
4.75% 5/15/22	552,000	568,560
5.13% 5/15/24	448,000	467,600
Freeport-McMoRan
3.55% 3/1/22	80,000	80,400
3.88% 3/15/23	2,495,000	2,519,950
4.55% 11/14/24	465,000	477,694
5.40% 11/14/34	150,000	143,250

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Hecla Mining 6.88% 5/1/21	1,351,000	$ 1,344,245
Hudbay Minerals
7.25% 1/15/23	575,000	595,844
7.63% 1/15/25	420,000	427,875
Kaiser Aluminum 5.88% 5/15/24	433,000	451,883
Northwest Acquisitions 7.13% 11/1/22	379,000	224,558
Novelis
5.88% 9/30/26	750,000	788,400
6.25% 8/15/24	1,175,000	1,230,812
		11,769,310
Miscellaneous Manufacturing–0.14%
Amsted Industries 5.63% 7/1/27	750,000	793,125
FXI Holdings 7.88% 11/1/24	369,000	321,953
		1,115,078
Office Business Equipment–0.56%
CDW
4.25% 4/1/28	1,240,000	1,268,024
5.00% 9/1/23	259,000	265,708
5.00% 9/1/25	150,000	156,281
5.50% 12/1/24	685,000	757,610
Pitney Bowes
4.63% 3/15/24	99,000	94,545
5.20% 4/1/23	721,000	713,790
Xerox 4.13% 3/15/23	1,148,000	1,172,395
		4,428,353
Oil & Gas–4.96%
Aker BP
4.75% 6/15/24	765,000	800,955
5.88% 3/31/25	1,551,000	1,638,275
6.00% 7/1/22	152,000	157,320
Antero Resources
5.13% 12/1/22	676,000	597,415
5.38% 11/1/21	311,000	301,281
5.63% 6/1/23	204,000	177,480
Brazos Valley Longhorn 6.88% 2/1/25	1,059,000	918,682
Callon Petroleum
6.13% 10/1/24	385,000	381,150
6.38% 7/1/26	228,000	223,634
Carrizo Oil & Gas 6.25% 4/15/23	1,430,000	1,362,075
Centennial Resource Production LLC 6.88% 4/1/27	229,000	229,573
Chesapeake Energy
7.00% 10/1/24	642,000	463,042
8.00% 1/15/25	70,000	50,925
8.00% 3/15/26	378,000	260,820
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Chesapeake Energy (continued)
8.00% 6/15/27	749,000	$ 513,215
Citgo Holding 9.25% 8/1/24	466,000	496,290
CITGO Petroleum 6.25% 8/15/22	868,000	881,020
Denbury Resources 9.00% 5/15/21	421,000	392,582
Diamond Offshore Drilling 5.70% 10/15/39	486,000	238,140
EP Energy
7.75% 5/15/26	1,240,000	936,200
8.00% 11/29/24	982,000	368,250
8.00% 2/15/25	319,000	8,773
9.38% 5/1/24	1,117,000	36,303
Gulfport Energy 6.38% 5/15/25	213,000	152,295
Hilcorp Energy I
5.00% 12/1/24	775,000	728,500
5.75% 10/1/25	150,000	140,250
6.25% 11/1/28	767,000	717,145
Ithaca Energy North Sea PLC 9.38% 7/15/24	879,000	918,335
Matador Resources 5.88% 9/15/26	568,000	571,919
MEG Energy
6.38% 1/30/23	139,000	134,656
6.50% 1/15/25	490,000	501,637
7.00% 3/31/24	488,000	473,360
Noble Holding International
5.25% 3/15/42	448,000	188,160
6.20% 8/1/40	528,000	233,640
8.95% 4/1/45	167,000	81,830
@Northern Oil and Gas PIK 8.50% 5/15/23	1,497,360	1,549,768
Oasis Petroleum
6.25% 5/1/26	982,000	800,330
6.88% 3/15/22	417,000	390,937
Parsley Energy 5.63% 10/15/27	374,000	388,025
PBF Holding
7.00% 11/15/23	402,000	416,576
7.25% 6/15/25	1,250,000	1,300,000
PDC Energy 6.13% 9/15/24	54,000	54,000
Precision Drilling
5.25% 11/15/24	115,000	101,488
7.13% 1/15/26	789,000	731,797
QEP Resources
5.25% 5/1/23	494,000	460,665
5.38% 10/1/22	428,000	411,008
5.63% 3/1/26	618,000	536,300
Shelf Drilling Holdings 8.25% 2/15/25	2,916,000	2,493,180
SM Energy
6.63% 1/15/27	616,000	534,380

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
SM Energy (continued)
6.75% 9/15/26	379,000	$ 333,520
SRC Energy 6.25% 12/1/25	99,000	98,503
Sunoco
4.88% 1/15/23	621,000	638,854
5.50% 2/15/26	517,000	540,870
5.88% 3/15/28	194,000	206,368
6.00% 4/15/27	1,039,000	1,109,112
Transocean
7.25% 11/1/25	616,000	545,160
7.50% 1/15/26	332,000	297,140
7.50% 4/15/31	686,000	487,060
9.00% 7/15/23	305,000	314,531
9.35% 12/15/41	1,194,000	877,590
Transocean Pontus 6.13% 8/1/25	1,407,090	1,435,232
Transocean Poseidon 6.88% 2/1/27	1,273,000	1,330,285
Tullow Oil 7.00% 3/1/25	529,000	539,051
@Ultra Resources 11.00% 7/12/24	3,328,298	482,603
Unit 6.63% 5/15/21	709,000	540,612
Valaris PLC
5.75% 10/1/44	1,052,000	452,360
7.75% 2/1/26	138,000	74,548
W&T Offshore 9.75% 11/1/23	1,756,000	1,685,093
Whiting Petroleum
5.75% 3/15/21	585,000	560,886
6.63% 1/15/26	757,000	514,760
		39,507,719
Oil & Gas Services–0.22%
Oceaneering International 6.00% 2/1/28	550,000	529,375
@Telford Offshore PIK 12.00% 2/12/24	554,344	270,243
Transocean Phoenix 2 7.75% 10/15/24	305,250	320,512
Transocean Proteus 6.25% 12/1/24	346,500	353,430
USA Compression Partners 6.88% 4/1/26	301,000	313,793
		1,787,353
Packaging & Containers–1.87%
Ardagh Packaging Finance
5.25% 8/15/27	1,468,000	1,490,020
6.00% 2/15/25	1,835,000	1,923,263
Ball 5.00% 3/15/22	135,000	142,425
Berry Global 6.00% 10/15/22	500,000	508,125
Berry Global Escrow 4.88% 7/15/26	750,000	777,112
BWAY Holding 5.50% 4/15/24	1,914,000	1,973,717
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Crown Americas
4.25% 9/30/26	490,000	$ 508,987
4.75% 2/1/26	310,000	325,113
Greif 6.50% 3/1/27	697,000	740,911
Intertape Polymer Group 7.00% 10/15/26	628,000	656,260
LABL Escrow Issuer 6.75% 7/15/26	600,000	627,000
Mauser Packaging Solutions Holding 7.25% 4/15/25	965,000	915,833
OI European Group 4.00% 3/15/23	450,000	453,938
Owens-Brockway Glass Container
5.00% 1/15/22	485,000	502,072
6.38% 8/15/25	460,000	489,900
Reynolds Group Issuer
5.75% 10/15/20	1,342,214	1,346,711
6.88% 2/15/21	150,744	151,309
Sealed Air 4.88% 12/1/22	360,000	379,350
Trivium Packaging Finance BV
5.50% 8/15/26	488,000	514,206
8.50% 8/15/27	445,000	482,269
		14,908,521
Pharmaceuticals–2.22%
Bausch Health
5.50% 11/1/25	2,632,000	2,763,863
5.75% 8/15/27	453,000	490,749
5.88% 5/15/23	1,352,000	1,373,970
6.13% 4/15/25	2,435,000	2,529,356
6.50% 3/15/22	521,000	539,235
7.00% 3/15/24	1,180,000	1,243,083
7.00% 1/15/28	715,000	771,914
7.25% 5/30/29	787,000	861,608
9.00% 12/15/25	2,405,000	2,708,631
9.25% 4/1/26	1,652,000	1,881,198
Endo Finance
5.88% 10/15/24	580,000	516,200
6.00% 7/15/23	1,309,000	809,420
6.00% 2/1/25	960,000	571,200
Mallinckrodt International Finance 5.50% 4/15/25	640,000	192,192
Par Pharmaceutical 7.50% 4/1/27	459,000	421,706
		17,674,325
Pipelines–3.35%
Antero Midstream Partners 5.38% 9/15/24	245,000	221,652
μBuckeye Partners 6.38% 1/22/78	1,000,000	750,000
Cheniere Energy Partners
5.25% 10/1/25	534,000	556,027
5.63% 10/1/26	553,000	589,581

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
CNX Midstream Partners 6.50% 3/15/26	313,000	$ 290,339
Crestwood Midstream Partners
5.63% 5/1/27	315,000	322,384
5.75% 4/1/25	620,000	640,150
6.25% 4/1/23	494,000	509,437
DCP Midstream Operating
3.88% 3/15/23	1,082,000	1,096,877
4.75% 9/30/21	68,000	69,870
4.95% 4/1/22	270,000	279,450
5.38% 7/15/25	355,000	378,963
6.75% 9/15/37	735,000	777,262
Delek Logistics Partners 6.75% 5/15/25	1,717,000	1,708,415
EnLink Midstream Partners
4.15% 6/1/25	656,000	610,900
4.40% 4/1/24	522,000	504,670
4.85% 7/15/26	312,000	297,570
μ6.00% 12/15/22	1,200,000	864,000
Genesis Energy
5.63% 6/15/24	519,000	499,538
6.00% 5/15/23	500,000	504,375
6.25% 5/15/26	395,000	383,150
6.50% 10/1/25	80,000	78,300
6.75% 8/1/22	295,000	300,413
Global Partners
7.00% 6/15/23	860,000	889,025
7.00% 8/1/27	828,000	854,910
Holly Energy Partners 6.00% 8/1/24	828,000	868,365
Martin Midstream Partners 7.25% 2/15/21	1,566,000	1,462,268
NuStar Logistics
5.63% 4/28/27	925,000	980,500
6.00% 6/1/26	460,000	499,008
PBF Logistics 6.88% 5/15/23	531,000	546,930
μPlains All American Pipeline 6.13% 11/15/22	390,000	367,957
SemGroup
5.63% 7/15/22	777,000	792,548
5.63% 11/15/23	497,000	510,667
6.38% 3/15/25	610,000	634,400
7.25% 3/15/26	752,000	817,800
Summit Midstream Holdings
5.50% 8/15/22	752,000	689,960
5.75% 4/15/25	709,000	602,083
Tallgrass Energy Partners 5.50% 9/15/24	905,000	905,000
Targa Resources Partners
5.13% 2/1/25	1,377,000	1,422,923
5.25% 5/1/23	660,000	667,425
5.88% 4/15/26	307,000	326,479
6.50% 7/15/27	146,000	159,664
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
TransMontaigne Partners / TLP Finance 6.13% 2/15/26	462,000	$ 446,985
		26,678,220
Real Estate–0.07%
Kennedy-Wilson 5.88% 4/1/24	550,000	567,017
		567,017
Real Estate Investment Trusts–1.37%
Brookfield Property REIT 5.75% 5/15/26	1,716,000	1,799,655
ESH Hospitality
4.63% 10/1/27	975,000	981,094
5.25% 5/1/25	1,007,000	1,043,755
HAT Holdings I/ HAT Holdings II 5.25% 7/15/24	457,000	481,564
Iron Mountain
4.88% 9/15/27	1,755,000	1,803,578
5.25% 3/15/28	1,649,000	1,712,849
5.75% 8/15/24	1,716,000	1,737,450
MGM Growth Properties Operating Partnership LP 5.75% 2/1/27	715,000	803,696
Ryman Hospitality Properties 4.75% 10/15/27	550,000	567,210
		10,930,851
Retail–2.27%
1011778 BC ULC / New Red Finance
3.88% 1/15/28	523,000	527,634
4.25% 5/15/24	2,274,000	2,345,858
Caleres 6.25% 8/15/23	500,000	517,500
eG Global Finance PLC 6.75% 2/7/25	976,000	956,480
FirstCash 5.38% 6/1/24	537,000	555,795
Group 1 Automotive 5.25% 12/15/23	756,000	780,570
IRB Holding 6.75% 2/15/26	1,913,000	1,927,347
Neiman Marcus Group
8.00% 10/25/24	1,505,000	443,975
@14.00% 4/25/24	1,033,007	588,814
Party City Holdings 6.63% 8/1/26	492,000	488,310
Penske Automotive Group 5.50% 5/15/26	2,695,000	2,828,672
PetSmart
5.88% 6/1/25	1,876,000	1,880,690
7.13% 3/15/23	780,000	737,100
Rite Aid 6.13% 4/1/23	935,000	745,289
Staples
7.50% 4/15/26	1,140,000	1,177,392
10.75% 4/15/27	773,000	796,190
Yum! Brands 4.75% 1/15/30	758,000	784,651
		18,082,267

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors–0.65%
Amkor Technology 6.63% 9/15/27	1,556,000	$ 1,703,820
NXP B.V. 4.63% 6/15/22	1,243,000	1,301,825
Qorvo 5.50% 7/15/26	1,477,000	1,563,774
Sensata Technologies UK Financing 6.25% 2/15/26	597,000	638,790
		5,208,209
Software–1.85%
Camelot Finance S.A. 7.88% 10/15/24	733,000	765,985
CDK Global 5.25% 5/15/29	1,462,000	1,514,998
Genesys Telecommunications Laboratories 10.00% 11/30/24	1,013,000	1,097,646
IQVIA
5.00% 10/15/26	418,000	439,423
5.00% 5/15/27	809,000	849,450
MSCI 5.38% 5/15/27	1,098,000	1,174,860
Nuance Communications 5.63% 12/15/26	1,505,000	1,595,300
Open Text
5.63% 1/15/23	737,000	758,189
5.88% 6/1/26	1,105,000	1,182,571
Rackspace Hosting 8.63% 11/15/24	2,018,000	1,866,448
Solera 10.50% 3/1/24	1,065,000	1,131,158
SS&C Technologies 5.50% 9/30/27	2,235,000	2,339,821
		14,715,849
Telecommunications–9.27%
Altice France
6.25% 5/15/24	704,000	729,168
7.38% 5/1/26	3,115,000	3,347,722
8.13% 2/1/27	820,000	907,125
=‡Avaya 7.00% 4/1/19	3,607,000	361
CenturyLink
5.63% 4/1/25	193,000	200,720
5.80% 3/15/22	1,090,000	1,154,038
6.75% 12/1/23	745,000	817,638
6.88% 1/15/28	450,000	469,125
7.50% 4/1/24	667,000	747,607
Cincinnati Bell
7.00% 7/15/24	1,077,000	1,001,610
8.00% 10/15/25	747,000	657,360
CommScope
5.00% 6/15/21	642,000	644,600
5.50% 3/1/24	693,000	716,389
5.50% 6/15/24	1,275,000	1,204,467
6.00% 3/1/26	1,594,000	1,657,441
8.25% 3/1/27	1,028,000	1,004,549
CommScope Technologies
5.00% 3/15/27	485,000	402,550
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
CommScope Technologies (continued)
6.00% 6/15/25	381,000	$ 346,710
Embarq 8.00% 6/1/36	4,018,000	3,992,887
Frontier Communications
6.88% 1/15/25	690,000	310,500
7.13% 1/15/23	295,000	132,013
7.63% 4/15/24	385,000	171,325
8.50% 4/1/26	1,898,000	1,902,555
11.00% 9/15/25	1,150,000	531,875
Hughes Satellite Systems 6.63% 8/1/26	679,000	738,725
Intelsat Jackson Holdings
5.50% 8/1/23	2,946,000	2,763,053
8.00% 2/15/24	2,226,000	2,317,822
8.50% 10/15/24	3,333,000	3,365,297
9.75% 7/15/25	1,050,000	1,101,975
Level 3 Financing
5.13% 5/1/23	210,000	212,961
5.25% 3/15/26	1,293,000	1,347,759
5.38% 8/15/22	445,000	447,781
5.38% 1/15/24	346,000	353,733
5.38% 5/1/25	2,627,000	2,727,588
Nokia
4.38% 6/12/27	475,000	497,563
6.63% 5/15/39	658,000	778,085
Plantronics 5.50% 5/31/23	1,581,000	1,588,905
Qwest
6.88% 9/15/33	642,000	643,330
7.25% 9/15/25	210,000	237,542
Sprint
7.13% 6/15/24	4,648,000	5,021,234
7.63% 2/15/25	1,479,000	1,630,597
7.63% 3/1/26	4,933,000	5,457,131
7.88% 9/15/23	2,795,000	3,077,183
Sprint Capital
6.88% 11/15/28	313,000	342,015
8.75% 3/15/32	2,783,000	3,439,649
Sprint Communications
6.00% 11/15/22	1,190,000	1,267,350
7.00% 3/1/20	755,000	769,156
11.50% 11/15/21	90,000	104,963
Telecom Italia Capital
6.00% 9/30/34	325,000	347,750
6.38% 11/15/33	878,000	970,190
Telecom Italia SpA 5.30% 5/30/24	630,000	681,786
T-Mobile USA
=‡0.00% 1/15/26	1,014,000	0
4.50% 2/1/26	1,340,000	1,384,287
=‡4.50% 2/1/26	546,000	0
4.75% 2/1/28	1,671,000	1,754,968
=‡4.75% 2/1/28	546,000	0
5.13% 4/15/25	380,000	394,725
6.00% 4/15/24	1,065,000	1,107,600

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA (continued)
=‡6.00% 4/15/24	1,365,000	$ 0
6.38% 3/1/25	1,494,000	1,551,459
=‡6.38% 3/1/25	2,389,000	0
6.50% 1/15/24	129,000	134,135
=‡6.50% 1/15/24	129,000	0
6.50% 1/15/26	1,014,000	1,092,778
‡Windstream Services 8.63% 10/31/25	1,165,000	1,191,212
		73,892,622
Toys Games Hobbies–0.59%
Mattel
3.15% 3/15/23	425,000	403,750
6.75% 12/31/25	4,109,000	4,297,767
		4,701,517
Transportation–0.44%
XPO Logistics
6.13% 9/1/23	1,212,000	1,254,420
6.75% 8/15/24	2,092,000	2,275,050
		3,529,470
Trucking & Leasing–0.20%
DAE Funding
4.50% 8/1/22	549,000	558,608
5.00% 8/1/24	956,000	999,020
		1,557,628
Total Corporate Bonds (Cost $696,435,258)		707,164,217
LOAN AGREEMENTS–6.41%
•Albertsons Tranche B8 1st Lien 4.79% (LIBOR01M + 2.75%) 8/17/26	199,309	200,785
American Axle and Manufacturing Tranche B 1st Lien
×0.00% 4/6/24	140,540	138,030
•4.27% (LIBOR01M + 2.25%) 4/6/24	76,871	75,498
•4.53% (LIBOR03M + 2.25%) 4/6/24	19,112	18,771
•Avaya Tranche B 1st Lien
6.28% (LIBOR01M + 4.25%) 12/15/24	467,692	445,624
6.43% (LIBOR02M + 4.25%) 12/15/24	279,008	265,843
•Axalta Coating Systems US Holdings Tranche B3 1st Lien 3.85% (LIBOR03M + 1.75%) 6/1/24	795,980	797,345
•Berry Global Tranche Q 1st Lien 4.30% (LIBOR01M + 2.25%) 10/1/22	350,000	352,068
	Principal Amount	Value (U.S. $)
LOAN AGREEMENTS (continued)
•California Resources Corporation 1st Lien
6.79% (LIBOR01M + 4.75%) 12/31/22	5,805,700	$ 5,196,101
12.42% (LIBOR01M + 10.38%) 12/31/21	1,634,433	1,434,223
•CCM Merger Tranche B 1st Lien 4.29% (LIBOR01M + 2.25%) 8/8/21	649,239	651,369
•CenturyLink Tranche B 1st Lien 4.79% (LIBOR01M + 2.75%) 1/31/25	387,615	385,570
•Cincinnati Bell 1st Lien 5.29% (LIBOR01M + 3.25%) 10/2/24	957,512	956,579
•Claire's Stores 1st Lien 9.94% (LIBOR06M + 7.25%) 10/12/38	609,702	1,127,948
•Concordia International Tranche B 1st Lien 7.53% (LIBOR01M + 5.50%) 9/6/24	1,216,180	1,152,337
•Consolidated Communications Tranche B 1st Lien 5.05% (LIBOR01M + 3.00%) 10/4/23	565,686	545,180
•Cortes NP Acquisition Corporation Tranche B 1st Lien 6.04% (LIBOR01M + 4.00%) 11/30/23	1,656,765	1,580,662
•CSC Holdings Tranche B 1st Lien 4.28% (LIBOR01M + 2.25%) 1/15/26	368,150	368,518
•Dole Food Company Tranche B 1st Lien
4.79% (LIBOR01M + 2.75%) 4/6/24	264,190	261,265
4.80% (LIBOR01M + 2.75%) 4/6/24	525,353	519,537
•Encino Acquisition Partners Holdings 2nd Lien 8.79% (LIBOR01M + 6.75%) 10/29/25	295,425	184,640
•Ensemble RCM 1st Lien 6.00% (LIBOR03M + 3.75%) 8/3/26	142,100	142,293
=•FGI Operating Company 1st Lien 12.16% (LIBOR03M + 10.00%) 5/15/22	113,802	113,802
•Getty Images Tranche B 1st Lien 6.56% (LIBOR01M + 4.50%) 2/19/26	1,091,750	1,089,932
Golden Nugget Tranche B 1st Lien
×0.00% 10/4/23	1,332,691	304,006
•4.79% (LIBOR01M + 2.75%) 10/4/23	1,652,450	1,652,971
•4.81% (LIBOR01M + 2.75%) 10/4/23	1,332,691	1,333,110

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount	Value (U.S. $)
LOAN AGREEMENTS (continued)
Golden Nugget Tranche B 1st Lien (continued)
•6.75% (Prime Rate + 1.75%) 10/4/23	8,096	$ 8,099
•Greeneden U.S. Holdings II Tranche B 1st Lien 5.29% (LIBOR01M + 3.25%) 12/1/23	344,996	343,557
•Gulf Finance Tranche B 1st Lien
7.36% (LIBOR01M + 5.25%) 8/25/23	527,966	404,557
7.36% (LIBOR03M + 5.25%) 8/25/23	315,225	241,543
•iHeartCommunications 1st Lien 6.10% (LIBOR01M + 4.00%) 5/1/26	990,208	997,803
•II-VI Incorporated Tranche B 1st Lien 5.54% (LIBOR01M + 3.50%) 5/8/26	460,800	461,809
•JBS USA Lux S.A. Tranche B 1st Lien 4.55% (LIBOR01M + 2.50%) 5/1/26	1,268,028	1,275,427
•Meredith Corporation Tranche B 1st Lien 4.79% (LIBOR01M + 2.75%) 1/31/25	657,710	659,151
•MGM Resorts International Tranche A 1st Lien 4.04% (LIBOR01M + 2.00%) 12/21/23	1,678,000	1,673,805
•Moran Foods Tranche B 1st Lien 8.10% (LIBOR03M + 6.00%) 12/5/23	2,966,226	1,270,524
•MPH Acquisition Holdings Tranche B 1st Lien 4.85% (LIBOR03M + 2.75%) 6/7/23	3,546,420	3,388,303
•Neiman Marcus Group 1st Lien 8.56% (LIBOR01M + 6.50%) 10/25/23	677,581	519,762
•ON Semiconductor Tranche B 1st Lien 3.86% (LIBOR01M + 1.75%) 3/31/23	239,226	240,573
•Party City Holdings Tranche B 1st Lien 4.55% (LIBOR01M + 2.50%) 8/19/22	682,444	677,613
•PetSmart 1st Lien 6.04% (LIBOR01M + 4.00%) 3/11/22	2,580,164	2,521,981
•PetSmart Tranche B 1st Lien 5.04% (LIBOR01M + 3.00%) 3/11/22	1,695,573	1,639,051
•Revlon Consumer Products Corporation Tranche B 1st Lien
5.60% (LIBOR01M + 3.50%) 9/7/23	3,685	2,851
5.62% (LIBOR03M + 3.50%) 9/7/23	1,426,110	1,103,232
	Principal Amount	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Reynolds Group Holdings 1st Lien 4.79% (LIBOR01M + 2.75%) 2/5/23	771,036	$ 773,333
•Scientific Games International Tranche B5 1st Lien
4.79% (LIBOR01M + 2.75%) 8/14/24	394,472	391,712
4.90% (LIBOR02M + 2.75%) 8/14/24	1,633,087	1,621,664
•Securus Technologies Holdings 1st Lien 6.54% (LIBOR03M + 4.50%) 11/1/24	743,876	658,951
•Securus Technologies Holdings 2nd Lien 10.29% (LIBOR01M + 8.25%) 11/1/25	241,000	213,543
•SolarWinds Holdings Tranche B 1st Lien 4.79% (LIBOR01M + 2.75%) 2/5/24	147,375	147,721
•Syniverse Holdings 1st Lien 7.03% (LIBOR03M + 5.00%) 3/9/23	1,195,775	1,128,698
•TransDigm Tranche E 1st Lien 4.54% (LIBOR03M + 2.50%) 5/30/25	203,064	202,522
•TransDigm Tranche F 1st Lien 4.54% (LIBOR01M + 2.50%) 6/9/23	536,088	535,491
•TransDigm Tranche G 1st Lien 4.54% (LIBOR01M + 2.50%) 8/22/24	406,120	404,922
•UFC Holdings 1st Lien 5.30% (LIBOR01M + 3.25%) 4/29/26	920,518	924,034
•Ultra Resources 1st Lien 6.05% (LIBOR01M + 3.75%) 4/12/24	767,160	513,038
•United Natural Foods Tranche B 1st Lien 6.29% (LIBOR01M + 4.25%) 10/22/25	931,025	780,730
•Valeant Pharmaceuticals International Tranche B 1st Lien 5.04% (LIBOR01M + 3.00%) 6/2/25	2,919,841	2,935,053
•Viskase Companies Tranche B 1st Lien 5.35% (LIBOR03M + 3.25%) 1/30/21	808,678	784,418
•Windstream Services Tranche B6 1st Lien 10.00% (Prime Rate + 5.00%) 3/29/21	337,925	344,296
Total Loan Agreements (Cost $53,743,807)		51,083,774

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK–0.65%
†Advanz Pharma	80,868	$ 987,398
†Avaya Holdings	82,746	846,492
=†Claire's Stores	1,493	933,125
†Clear Channel Outdoor Holdings	169,362	426,792
=†Escrow General Motors	400,000	0
=†Goodman Networks	22,179	0
†iHeartMedia	5,962	89,430
†Penn Virginia	4,465	129,798
†Penn Virginia	2,328	67,675
=†Remington Outdoor	9,637	16,865
Sabine Oil & Gas Holdings	7	367
=†Telford Offshore	26,723	10,021
†Ultra Petroleum	36,212	8,148
Vistra Energy	60,633	1,620,720
Total Common Stock (Cost $7,664,503)		5,136,831
PREFERRED STOCKS–0.59%
=Claire's Stores 0.00%	911	1,525,925
=Goodman Networks 0.00%	26,388	264
•ILFC E-Capital Trust I 3.77% (1.55% + Max of LIBOR03M, CMT10YR or CMT30YR) 12/21/65	1,540,000	1,056,409
•ILFC E-Capital Trust II 4.02% (1.80% + Max of LIBOR03M, CMT15YR or CMT30YR) 12/21/65	2,651,000	1,861,267
	Number of Shares	Value (U.S. $)
PREFERRED STOCKS (continued)
MYT Holding 10.00% 6/7/29	306,395	$ 284,948
Total Preferred Stocks (Cost $4,250,185)		4,728,813
RIGHTS–0.02%
=Vistra Energy CVR	188,914	150,187
Total Rights (Cost $0)		150,187
WARRANTS–0.07%
=iHeartMedia exp 5/01/39 $0.00	44,798	582,374
†Sabine Oil & Gas Holdings exp 4/13/26 exercise price $1.00	26	273
Ultra Resources exp 7/14/25 $0.00	65,520	2,293
Total Warrants (Cost $811,712)		584,940
MONEY MARKET FUND–3.84%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	30,584,392	30,584,392
Total Money Market Fund (Cost $30,584,392)		30,584,392

TOTAL INVESTMENTS–100.41% (Cost $794,165,543)	800,122,771

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.41%)	(3,291,721)
NET ASSETS APPLICABLE TO 72,843,053 SHARES OUTSTANDING–100.00%	$796,831,050

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2019. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2019.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
× Delayed settlement. Interest rate to be determined upon settlement date.
† Non-income producing.

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
Summary of Abbreviations:
CMT10YR–Constant Maturity Treasury 10 Year
CMT15YR–Constant Maturity Treasury 15 Year
CMT30YR–Constant Maturity Treasury 30 Year
CVR–Contingent Value Rights
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR02M–Intercontinental Exchange London Interbank Offered Rate USD 2 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
MSCI–Morgan Stanley Capital International
PIK–Payment-in-kind
Prime Rate–Interest rate charged by banks to their most credit worthy customers
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$—	$689,617	$—	$689,617
Corporate Bonds
Advertising	—	2,323,364	—	2,323,364
Aerospace & Defense	—	10,818,038	—	10,818,038
Agriculture	—	788,205	—	788,205
Airlines	—	2,633,675	—	2,633,675
LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Apparel	$—	$992,933	$—	$992,933
Auto Manufacturers	—	1,271,100	—	1,271,100
Auto Parts & Equipment	—	12,213,345	—	12,213,345
Banks	—	18,768,386	—	18,768,386
Biotechnology	—	841,425	—	841,425
Building Materials	—	9,532,439	—	9,532,439
Chemicals	—	13,332,409	—	13,332,409
Coal	—	747,082	—	747,082
Commercial Services	—	36,565,989	—	36,565,989
Computers	—	13,811,653	—	13,811,653
Cosmetics & Personal Care	—	638,790	—	638,790
Distribution/Wholesale	—	2,193,353	—	2,193,353
Diversified Financial Services	—	35,442,272	—	35,442,272
Electric	—	13,037,420	3,320	13,040,740
Electrical Components & Equipment	—	760,488	—	760,488
Electronics	—	4,794,864	—	4,794,864
Energy-Alternate Sources	—	2,233,959	—	2,233,959
Engineering & Construction	—	3,477,834	—	3,477,834
Entertainment	—	26,986,778	—	26,986,778
Environmental Control	—	1,007,934	—	1,007,934
Food	—	33,491,764	—	33,491,764
Forest Products & Paper	—	2,052,337	—	2,052,337
Gas	—	1,851,798	—	1,851,798
Hand Machine Tools	—	1,603,083	—	1,603,083
Health Care Products	—	3,164,598	—	3,164,598
Health Care Services	—	46,666,174	—	46,666,174
Home Builders	—	3,361,796	—	3,361,796
Home Furnishings	—	3,086,017	—	3,086,017
Household Products Wares	—	5,948,062	—	5,948,062
Insurance	—	4,659,133	—	4,659,133
Internet	—	5,850,502	—	5,850,502
Investment Company Security	—	4,965,597	—	4,965,597
Iron & Steel	—	6,570,091	—	6,570,091
Leisure Time	—	2,537,036	—	2,537,036
Lodging	—	18,052,140	—	18,052,140
Machinery Construction & Mining	—	1,413,406	—	1,413,406
Machinery Diversified	—	2,005,795	—	2,005,795
Media	—	93,318,814	—	93,318,814
Metal Fabricate & Hardware	—	294,710	—	294,710
Mining	—	11,769,310	—	11,769,310
Miscellaneous Manufacturing	—	1,115,078	—	1,115,078
Office Business Equipment	—	4,428,353	—	4,428,353
Oil & Gas	—	39,507,719	—	39,507,719
Oil & Gas Services	—	1,787,353	—	1,787,353
Packaging & Containers	—	14,908,521	—	14,908,521
Pharmaceuticals	—	17,674,325	—	17,674,325
Pipelines	—	26,678,220	—	26,678,220
Real Estate	—	567,017	—	567,017
Real Estate Investment Trusts	—	10,930,851	—	10,930,851
Retail	—	18,082,267	—	18,082,267
Semiconductors	—	5,208,209	—	5,208,209
Software	—	14,715,849	—	14,715,849
Telecommunications	—	73,892,261	361	73,892,622
Toys Games Hobbies	—	4,701,517	—	4,701,517
Transportation	—	3,529,470	—	3,529,470
Trucking & Leasing	—	1,557,628	—	1,557,628
Loan Agreements	—	50,969,972	113,802	51,083,774
Common Stock	4,100,630	76,190	960,011	5,136,831
Rights	—	—	150,187	150,187
LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Warrants	$2,293	$273	$582,374	$584,940
Preferred Stocks	284,948	2,917,676	1,526,189	4,728,813
Money Market Fund	30,584,392	—	—	30,584,392
Total Investments	$34,972,263	$761,814,264	$3,336,244	$800,122,771
During the period ended September 30, 2019, transfers out of Level 2 investments into Level 3 investments were made in the amount of $226,346 for the Fund. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price for the investments that had been utilizing a broker quoted price. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP JPMorgan High Yield Fund–18